Balance Sheet Components Other Assests and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Prepaid and other current assets
Matching loan due from a related party		$ 33,329	$ 31,607
Prepaid taxes		30,068	29,452
Receivables from third party payment service providers		14,221	14,012
Prepaid content and license		13,330	30,033
Prepaid cost of revenue		8,343	3,568
Inventory		4,186	12,657
Receivables from third party payment platforms		3,435	8,844
Prepaid rental deposit		3,113	4,978
Interest receivable from bank deposits with original maturities of three months or less		2,264	3,645
Employee advances		1,693	2,259
Prepaid office rent and facilities expenses		735	2,886
Due from discontinued associated company	[1]	0	72,337
Others		9,615	9,466
Prepaid and other current assets		124,332	225,744
Prepaid non-current assets
Prepaid PRC income tax for the sale of assets associated with 17173.com by Sohu to Changyou		1,882	2,870
Others		0	237
Prepaid non-current assets		1,882	3,107
Other short-term liabilities
Contract deposits from advertisers		34,459	40,073
Matching loans due to a related party		33,536	32,719
Contingent liability related to Jingmao liquidation	[2]	23,900	0
Deposits related to Focus		19,101	21,648
Lease liabilities		8,616	0
Payable to a third-party investor in the Consolidated Trust		8,601	0
Depository payable reimbursement		3,697	4,985
Early exercise of Sogou share options for trust arrangements		2,702	2,702
Accrued liabilities to suppliers		2,209	3,288
Consideration payable for equity investment		740	5,960
Others		11,750	12,546
Other short-term liabilities		149,311	123,921
Receipts in advance and deferred revenue
Receipts in advance relating to brand advertising business		7,097	10,069
Receipts in advance relating to search and search-related business		67,756	65,465
Receipts in advance relating to online game business		5,524	14,635
Receipts in advance relating to other business		6,490	3,602
Total receipts in advance		86,867	93,771
Deferred revenue		31,355	26,633
Receipts in advance and deferred revenue		118,222	$ 120,404
Changyou [Member]
Receipts in advance and deferred revenue
Receivable of Changyou due from discontinued associated company		72,319
Estimated allowance of Changyou for receivable		$ 72,319

[1]	As of December 31, 2018, Changyou had a receivable of $72,319 due from a discontinued associated company. In 2019, Changyou estimated an allowance of $72,319 for the receivable, which potentially might not be collected upon the liquidation of the discontinued associated company. Changyou will continually assess the allowance based on developments in bankruptcy proceedings with respect to the discontinued company in a Chinese court.
[2]	The contingent liability represents the aggregate of estimated potential payments to third parties in connection with the liquidation of Shanghai Jingmao. The stated amount of the contingent liability reflects Changyou's best estimate as of December 31, 2019 pursuant to ASC 450-20. Changyou may revise this estimate in the future based on developments in PRC bankruptcy court proceedings regarding Shanghai Jingmao.